Convertible Debentures	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Convertible Debentures
Convertible Debentures

Accounting Policy

Convertible debentures are financial instruments which are accounted for separately dependent on the nature of their components: a financial liability and an equity instrument. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual arrangement. Where the conversion option has a fixed conversion rate, the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance. Where the conversion option has a variable conversion rate, the conversion option is recognized as a derivative liability measured at fair value through profit and loss. The residual amount is recognized as a financial liability and subsequently measured at amortized cost. The determination of the fair value is also an area of significant judgment given that it is subject to various inputs, assumptions and estimates including: contractual future cash flows, discount rates, credit spreads and volatility.

Transaction costs are apportioned to the debt liability and equity components in proportion to the allocation of proceeds.

	Nov 2016 (i)	May 2017 (ii)	Nov 2017 (iii)	Mar 2018 (iv)	Jan 2019 (v)	Total
	$	$	$	$	$	$
Balance, June 30, 2017	3,369	60,167	—	—	—	63,536
Issued	—	—	115,000	230,000	—	345,000
Conversion option portion	—	—	(39,408)	(39,530)	—	(78,938)
Conversion of debt	(3,688)	(63,102)	(73,082)	(195)	—	(140,067)
Interest paid	(148)	(2,131)	(1,025)	(3,604)	—	(6,908)
Financing fees	—	—	(2,680)	(6,455)	—	(9,135)
Accretion	218	2,768	809	6,845	—	10,640
Accrued interest	249	2,298	1,023	3,830	—	7,400
Balance, June 30, 2018	—	—	637	190,891	—	191,528
Issued	—	—	—	—	460,610	460,610
Conversion option portion	—	—	—	—	(169,228)	(169,228)
Financing fees	—	—	—	—	(14,965)	(14,965)
Conversion of debt	—	—	(640)	(378)	—	(1,018)
Interest paid	—	—	(69)	(11,466)	—	(11,535)
Accretion	—	—	34	21,574	10,046	31,654
Accrued interest	—	—	38	11,473	10,886	22,397
Unrealized gain on foreign exchange	—	—	—	—	(5,862)	(5,862)
Balance, June 30, 2019	—	—	—	212,094	291,487	503,581
Current portion	—	—	—	(212,094)	(23,815)	(235,909)
Long-term portion	—	—	—	—	267,672	267,672

(i)
Represents $25.0 million principal amount of convertible debentures that were unsecured, bore interest at 8% per annum and matured on November 1, 2018. The principal amount of the debentures was convertible by the holder into common shares of the Company at $2.00 per share subject to a forced conversion if the Volume Weighted Average Price (“VWAP”) of the Company’s common shares equaled or exceeded $3.00 per share for 10 consecutive trading days. The convertible debenture was fully converted during the year ended June 30, 2018.

(ii)
Represents $75.0 million principal amount of convertible debentures that were unsecured, bore interest at 7% per annum and matured on May 2, 2019. The principal amount of the debentures was convertible by the holder into common shares of the Company at $3.29 per share subject to a forced conversion if the VWAP of the Company’s common shares exceeded $4.94 per share for 10 consecutive trading days. The convertible debenture was fully converted during the year ended June 30, 2018.

(iii)
Represents $115.0 million principal amount of convertible debentures that are unsecured, bear interest at 6% per annum and mature on November 28, 2022. The principal amount of the debentures is convertible by the holder into common shares of the Company at $6.50 per share subject to a forced conversion if the VWAP of the Company’s common shares exceed $9.00 per share for 10 consecutive trading days.

During the year ended June 30, 2019, the Company issued 298,149 shares on the conversion of the remaining $1.9 million principal amount of debentures (June 30, 2018 - 17,394,146 shares on the conversion of $113.1 million principal amount).

(iv)
On March 9, 2018, the Company completed a private placement of $230.0 million 2-year unsecured convertible debentures. The debentures bear interest at 5% per annum, payable semi-annually. The debentures are convertible by the holder into common shares of the Company at a price of $13.05 per share subject to a forced conversion if the VWAP of the Company’s common shares exceed $17.00 per share for 10 consecutive trading days, which has not occurred as of June 30, 2019.

During the year ended June 30, 2019, the Company issued 33,179 common shares on partial conversion of $0.4 million principal amount of the debentures (June 30, 2018 - 18,542 shares on the conversion of $0.2 million principal amount).

(v)
On January 24, 2019, the Company issued $460.6 million (US$345.0 million) in aggregate principal amount of Convertible Senior Notes due 2024 (“Senior Notes”), which includes a $60.1 million (US$45.0 million) over-allotment by the initial purchasers. The Senior Notes were issued at par value. The Company incurred $15.0 million in transaction fees associated with these Senior Notes. Holders may convert all or any portion of the Senior Notes at any time.

The Senior Notes are unsecured, mature on February 28, 2024 and bear cash interest semi-annually at a rate of 5.5% per annum. The initial conversion rate for the Senior Notes is 138.37 common shares per US$1,000 principal amount of Senior Notes, equivalent to an initial conversion price of approximately US$7.23 per common share.

On and after February 28, 2022 and prior to February 28, 2024, the Senior Notes are redeemable in whole or in part from time to time at the Company’s option at par plus accrued and unpaid interest, provided that the VWAP of the shares on the NYSE for at least 20 trading days, during any 30 consecutive trading day period ending immediately preceding the date on which the notice of redemption is given, is not less than 130% of the conversion price then in effect, which currently equates to $9.40 per share.

On and after February 28, 2024, the Company has the option, upon not more than 60 nor less than 30 days prior notice, to satisfy its obligations to pay on redemption or maturity, the principal amount of the Senior Notes, in whole or in part, in cash or by delivering freely tradable shares. Any accrued and unpaid interest will be paid in cash. Where redemption is executed through the issuance of shares, payment will be satisfied by delivering for each $1,000 due, that number of freely tradable shares obtained by dividing $1,000 by the VWAP of the shares on the NYSE for the 20 consecutive trading days ending ten trading days prior to the date fixed for redemption or maturity.

Holders will also have the right to require Aurora to repurchase their Senior Notes upon the occurrence of certain customary events at a purchase price equal to 100% of the principal amount of the Senior Notes to be repurchased, plus accrued and unpaid interest.

The Senior Notes and any common shares of Aurora issuable upon conversion of the Senior Notes have not been and will not be registered under the U.S. Securities Act of 1933, as amended, or any state securities laws, or qualified for distribution by prospectus in Canada, and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements, or sold in Canada absent an exemption from the prospectus requirements of Canadian securities laws.

In accordance with IFRS 9, the equity conversion option embedded in the Senior Notes was determined to be a derivative liability, which has been recognized separately at its fair value of $169.2 million. Subsequent changes in fair value of the equity conversion option will be recognized through profit and loss (i.e. FVTPL). The equity conversion option was classified as an option liability as it can be settled through the issuance of a variable number of shares, cash or a combination thereof, based on the exchange rate and or trading price at the time of settlement.

The debt host has been recognized at its amortized cost of $276.4 million, which represents the remaining fair value allocated from total net proceeds received of $445.6 million (US $334.7 million) after $169.2 million (US $126.8 million) was allocated to the equity conversion option. Management elected to capitalize transaction costs, which are directly attributable to the issuance of the Senior Notes. These transaction costs total $15.0 million and have been netted against the principal amount of the debt.

As of June 30, 2019, the conversion option had a fair value of $177.4 million and the Company recognized a $8.2 million unrealized gain on the derivative liability. The fair value of the conversion option was determined based on the Kynex valuation model with the following assumptions: share price of US$7.82 (inception - US$6.19), volatility of 60% (inception - 60%), implied credit spread of 897 bps (inception - 1,375 bps), and assumed stock borrow rate of 15% (inception - 10%). As of June 30, 2019, the Company has accrued interest of $10.9 million on these Senior Notes.